LOOMIS SAYLES FUNDS

Supplement dated July 1, 2012, to the Loomis Sayles Funds Statements of Additional Information dated February 1, 2012, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Bond Fund	Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Fixed Income Fund	Loomis Sayles Investment Grade Fixed Income Fund
Loomis Sayles Global Bond Fund	Loomis Sayles Securitized Asset Fund
Loomis Sayles High Income Opportunities Fund	Loomis Sayles Small Cap Growth Fund
Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small Cap Value Fund
Loomis Sayles Institutional High Income Fund

Effective immediately, Martin T. Meehan has been appointed as an Independent Trustee to the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series. Accordingly, the following is hereby added to the table located in the sub-section “Trustees and Officers” within the section “Management of the Trust(s)/Funds”:

Name and Year of Birth	Position(s) Held with the Trust(s), Length of Time Served and Term of Office*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen** and Other Directorships Held During the Past 5 Years	Experience, Qualifications, Attributes, Skills for Board Membership
Martin T. Meehan (1956)	Trustee Since 2012 Contract Review and Governance Committee Member	Chancellor and faculty member, University of Massachusetts Lowell	46

Director, Lowell
Cooperative Bank
(commercial bank);
Director, Lowell
General Hospital
(healthcare);
formerly, Director,
Qteros, Inc.
(biofuels); formerly,
Trustee, Suffolk
University
(education);
formerly, Director,
D’Youville
Foundation (senior
care)

Experience as
Chancellor of the
University of
Massachusetts
Lowell; experience
on the board of other
business
organizations;
government
experience (including
as a member of the
U.S. House of
Representatives);
academic experience

Effective immediately, Martin T. Meehan has become a member of the Contract Review and Governance Committee. Accordingly, the list of the members of the Contract Review and Governance Committee in the sub-section “Leadership and Structure of the Board” within the section “Management of the Trust(s)/Funds” is hereby replaced with the following:

Contract Review and Governance Committee
Daniel Cain – Chairman
Graham T. Allison, Jr.
Charles D. Baker Martin T. Meehan
Erik R. Sirri
Peter J. Smail

As of December 31, 2011, Mr. Meehan did not own shares of any Fund overseen by the Board of Trustees for the Natixis Funds, Loomis Sayles Funds and Hansberger International Series.